Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Schedule Of Components In Accumulated Other Comprehensive Income

	(dollars in millions)
At December 31,	2011	2010
Foreign currency translation adjustments	$724	$843
Net unrealized gain on cash flow hedges	156	126
Unrealized gain on marketable securities	72	79
Defined benefit pension and postretirement plans	317	1

Accumulated Other Comprehensive Income	$1,269	$1,049